Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,643,908
Proposed Maximum Offering Price per Unit	7.39
Maximum Aggregate Offering Price	$ 12,148,480.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,677.71
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the"Securities Act"), this Registration Statement also covers any additional shares of common stock of Digimarc Corporation (the "Registrant") that may become issuable under the Inducement LTIP Unit Award Agreement as a result of any future stock splits, stock dividends or similar adjustments of the Registrant's outstanding common stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is estimated to be $7.39, based on the average of the high sales price ($7.68) and the low sales price ($7.09) for the Registrant's common stock as reported by the Nasdaq Stock Market on June 26, 2026. The shares being registered include (a) 1,060,000 shares of common stock, par value $0.001 per share (the "Common Stock"), that may become issuable to the Registrant's President and Chief Executive Officer in connection with the redemption of certain long-term incentive plan units in DMRC LLC pursuant to the Inducement LTIP Unit Award Agreement granted as an inducement material to the Registrant's President and Chief Executive Officer's acceptance of employment with the Registrant in accordance with the inducement grant exception under Nasdaq Rule 5635(c)(4), and (b) 583,908 shares of Common Stock issuable pursuant to the Digimarc Corporation 2018 Incentive Plan, as amended (the "Plan"), which have again become available for issuance under the Plan pursuant to the share counting, share recycling and other terms and conditions thereof.